Long-term investments - Group's ownership of the long-term investments (Details)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Shenzhen Mojingou Information Service Co., Ltd
Equity method investments:
Equity method investments, Percentage of ownership of common share	28.77%		28.77%
Guangzhou Yuechuan
Cost method investments:
Cost method investments, Percentage of ownership of common share			9.30%
Chengdu Diting
Cost method investments:
Cost method investments, Percentage of ownership of common share	12.74%		12.74%
Shanghai Guozhi
Cost method investments:
Cost method investments, Percentage of ownership of common share	16.80%		16.80%
Guangzhou Hongsi
Cost method investments:
Cost method investments, Percentage of ownership of common share	19.90%		19.90%
Xiamen Diensi
Cost method investments:
Cost method investments, Percentage of ownership of common share	14.25%		14.25%
11.2 Capital
Cost method investments:
Cost method investments, Percentage of ownership of common share	2.03%		2.03%
Cloudtropy
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.69%		9.69%
Shanghai Lexiang
Cost method investments:
Cost method investments, Percentage of ownership of common share	5.81%	5.81%	6.49%
Hangzhou Feixiang
Cost method investments:
Cost method investments, Percentage of ownership of common share	28.00%		28.00%
Shenzhen Meizhi Interactive Technology Co Ltd
Cost method investments:
Cost method investments, Percentage of ownership of common share			9.40%
Beijing Yunhui Tianxia
Cost method investments:
Cost method investments, Percentage of ownership of common share	13.70%		13.70%
Shen Zhen Arashi
Cost method investments:
Cost method investments, Percentage of ownership of common share	8.73%		8.73%
Beijing Cloudin Technology
Cost method investments:
Cost method investments, Percentage of ownership of common share	4.12%		4.12%
Quanxun Huiju
Cost method investments:
Cost method investments, Percentage of ownership of common share	5.40%		5.40%
Blue Bayread Limited
Cost method investments:
Cost method investments, Percentage of ownership of common share	1.63%		1.63%
Clapper Media Group Inc.
Cost method investments:
Cost method investments, Percentage of ownership of common share	9.58%		9.58%
Yunshang Hemei
Cost method investments:
Cost method investments, Percentage of ownership of common share	10.00%		10.00%
Beijing Xiaosheng Xiaoyi Technology
Cost method investments:
Cost method investments, Percentage of ownership of common share	20.00%